SEGMENT INFORMATION (Details Narrative) - Segment	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
SegmentInformationLineItem [Line Items]
Number of reportable segment	1
Number of operating segment	1
Goodvision Inc [Member]
SegmentInformationLineItem [Line Items]
Number of reportable segment		1